Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000249038
Shareholder Report [Line Items]
Fund Name	Lord Abbett Diversification Shares: Core Completion Fund
Trading Symbol	LCCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Diversification Shares: Core Completion Fund for the period of March 30, 2026 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lord Abbett Diversification Shares: Core Completion Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full reporting period would be higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
AssetsNet	$ 9,919,049
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$9,919,049
# of Portfolio Holdings	110
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	31.62%
Corporate Bonds	2.04%
Foreign Government Obligations	5.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	7.34%
Government Sponsored Enterprises Pass-Throughs	14.96%
Non-Agency Commercial Mortgage-Backed Securities	35.70%
U.S. Treasury Obligations	1.05%
Repurchase Agreements	1.39%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000249039
Shareholder Report [Line Items]
Fund Name	Lord Abbett Diversification Shares: Core Plus Completion Fund
Trading Symbol	LACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Diversification Shares: Core Plus Completion Fund for the period of March 30, 2026 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lord Abbett Diversification Shares: Core Plus Completion Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full reporting period would be higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[4]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
AssetsNet	$ 9,964,316
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$9,964,316
# of Portfolio Holdings	178
Portfolio Turnover Rate	124%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.37%
Corporate Bonds	32.57%
Foreign Government Obligations	8.37%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.89%
Government Sponsored Enterprises Pass-Throughs	17.15%
Non-Agency Commercial Mortgage-Backed Securities	24.44%
U.S. Treasury Obligations	1.69%
Repurchase Agreements	1.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231078
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.15%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.20%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class A with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,372	$10,663
4/30/2022	$9,069	$9,795	$9,973
5/31/2022	$9,119	$9,838	$10,047
6/30/2022	$8,609	$9,184	$9,115
7/31/2022	$8,540	$9,162	$9,569
8/31/2022	$8,452	$9,200	$9,115
9/30/2022	$7,640	$8,121	$8,262
10/31/2022	$7,558	$7,869	$8,707
11/30/2022	$8,628	$9,036	$9,687
12/31/2022	$8,369	$8,909	$9,695
1/31/2023	$9,202	$9,613	$10,480
2/28/2023	$8,555	$8,989	$10,261
3/31/2023	$8,805	$9,262	$10,516
4/30/2023	$8,689	$9,157	$10,813
5/31/2023	$8,542	$9,003	$10,355
6/30/2023	$8,888	$9,345	$10,826
7/31/2023	$9,241	$9,926	$11,177
8/31/2023	$8,702	$9,315	$10,748
9/30/2023	$8,446	$9,071	$10,381
10/31/2023	$8,183	$8,719	$9,960
11/30/2023	$8,882	$9,417	$10,885
12/31/2023	$9,211	$9,785	$11,463
1/31/2024	$9,016	$9,331	$11,529
2/29/2024	$9,354	$9,775	$11,740
3/31/2024	$9,666	$10,017	$12,126
4/30/2024	$9,601	$10,062	$11,816
5/31/2024	$9,836	$10,118	$12,273
6/30/2024	$10,245	$10,517	$12,075
7/31/2024	$10,258	$10,549	$12,430
8/31/2024	$10,330	$10,719	$12,834
9/30/2024	$10,753	$11,435	$12,952
10/31/2024	$10,532	$10,926	$12,248
11/30/2024	$10,317	$10,534	$12,178
12/31/2024	$10,202	$10,519	$11,901
1/31/2025	$10,354	$10,707	$12,527
2/28/2025	$10,498	$10,759	$12,770
3/31/2025	$10,571	$10,827	$12,718
4/30/2025	$10,676	$10,969	$13,301
5/31/2025	$11,195	$11,437	$13,909
6/30/2025	$11,879	$12,125	$14,216
7/31/2025	$11,931	$12,361	$14,016
8/31/2025	$12,214	$12,520	$14,614
9/30/2025	$12,937	$13,416	$14,894
10/31/2025	$13,463	$13,976	$15,069
11/30/2025	$13,213	$13,642	$15,162
12/31/2025	$13,614	$14,050	$15,617
1/31/2026	$14,915	$15,294	$16,432
2/28/2026	$15,991	$16,134	$17,192
3/31/2026	$14,464	$14,027	$15,423
4/30/2026	$16,649	$16,090	$16,572
5/31/2026	$17,817	$17,649	$17,081
6/30/2026	$18,010	$17,400	$17,092
7/31/2026	$16,728	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class A at NAV	40.20%	13.95%
Class A with sales charge	32.12%	12.43%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231082
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	ELMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	1.90%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 39.14%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class C with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,372	$10,663
4/30/2022	$9,613	$9,795	$9,973
5/31/2022	$9,653	$9,838	$10,047
6/30/2022	$9,105	$9,184	$9,115
7/31/2022	$9,032	$9,162	$9,569
8/31/2022	$8,932	$9,200	$9,115
9/30/2022	$8,071	$8,121	$8,262
10/31/2022	$7,977	$7,869	$8,707
11/30/2022	$9,099	$9,036	$9,687
12/31/2022	$8,823	$8,909	$9,695
1/31/2023	$9,698	$9,613	$10,480
2/28/2023	$9,006	$8,989	$10,261
3/31/2023	$9,264	$9,262	$10,516
4/30/2023	$9,135	$9,157	$10,813
5/31/2023	$8,972	$9,003	$10,355
6/30/2023	$9,339	$9,345	$10,826
7/31/2023	$9,698	$9,926	$11,177
8/31/2023	$9,128	$9,315	$10,748
9/30/2023	$8,857	$9,071	$10,381
10/31/2023	$8,572	$8,719	$9,960
11/30/2023	$9,298	$9,417	$10,885
12/31/2023	$9,637	$9,785	$11,463
1/31/2024	$9,426	$9,331	$11,529
2/29/2024	$9,781	$9,775	$11,740
3/31/2024	$10,095	$10,017	$12,126
4/30/2024	$10,020	$10,062	$11,816
5/31/2024	$10,259	$10,118	$12,273
6/30/2024	$10,676	$10,517	$12,075
7/31/2024	$10,689	$10,549	$12,430
8/31/2024	$10,758	$10,719	$12,834
9/30/2024	$11,188	$11,435	$12,952
10/31/2024	$10,949	$10,926	$12,248
11/30/2024	$10,723	$10,534	$12,178
12/31/2024	$10,595	$10,519	$11,901
1/31/2025	$10,746	$10,707	$12,527
2/28/2025	$10,890	$10,759	$12,770
3/31/2025	$10,959	$10,827	$12,718
4/30/2025	$11,061	$10,969	$13,301
5/31/2025	$11,589	$11,437	$13,909
6/30/2025	$12,289	$12,125	$14,216
7/31/2025	$12,337	$12,361	$14,016
8/31/2025	$12,618	$12,520	$14,614
9/30/2025	$13,366	$13,416	$14,894
10/31/2025	$13,894	$13,976	$15,069
11/30/2025	$13,633	$13,642	$15,162
12/31/2025	$14,027	$14,050	$15,617
1/31/2026	$15,369	$15,294	$16,432
2/28/2026	$16,464	$16,134	$17,192
3/31/2026	$14,881	$14,027	$15,423
4/30/2026	$17,118	$16,090	$16,572
5/31/2026	$18,308	$17,649	$17,081
6/30/2026	$18,494	$17,400	$17,092
7/31/2026	$17,166	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class C at NAV	39.14%	13.09%
Class C with sales charge	38.14%	13.09%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231081
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	ELMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$108	0.90%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.55%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,896	$8,909	$9,695
1/31/2023	$9,788	$9,613	$10,480
2/28/2023	$9,100	$8,989	$10,261
3/31/2023	$9,359	$9,262	$10,516
4/30/2023	$9,243	$9,157	$10,813
5/31/2023	$9,087	$9,003	$10,355
6/30/2023	$9,461	$9,345	$10,826
7/31/2023	$9,842	$9,926	$11,177
8/31/2023	$9,263	$9,315	$10,748
9/30/2023	$8,998	$9,071	$10,381
10/31/2023	$8,719	$8,719	$9,960
11/30/2023	$9,461	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,610	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,930	$10,517	$12,075
7/31/2024	$10,944	$10,549	$12,430
8/31/2024	$11,027	$10,719	$12,834
9/30/2024	$11,476	$11,435	$12,952
10/31/2024	$11,241	$10,926	$12,248
11/30/2024	$11,020	$10,534	$12,178
12/31/2024	$10,894	$10,519	$11,901
1/31/2025	$11,062	$10,707	$12,527
2/28/2025	$11,223	$10,759	$12,770
3/31/2025	$11,300	$10,827	$12,718
4/30/2025	$11,412	$10,969	$13,301
5/31/2025	$11,972	$11,437	$13,909
6/30/2025	$12,706	$12,125	$14,216
7/31/2025	$12,762	$12,361	$14,016
8/31/2025	$13,070	$12,520	$14,614
9/30/2025	$13,847	$13,416	$14,894
10/31/2025	$14,414	$13,976	$15,069
11/30/2025	$14,155	$13,642	$15,162
12/31/2025	$14,582	$14,050	$15,617
1/31/2026	$15,984	$15,294	$16,432
2/28/2026	$17,130	$16,134	$17,192
3/31/2026	$15,502	$14,027	$15,423
4/30/2026	$17,845	$16,090	$16,572
5/31/2026	$19,105	$17,649	$17,081
6/30/2026	$19,311	$17,400	$17,092
7/31/2026	$17,937	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class F at NAV	40.55%	14.23%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231080
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F3
Trading Symbol	EMOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$106	0.88%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.61%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F3	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430
8/31/2024	$11,049	$10,719	$12,834
9/30/2024	$11,506	$11,435	$12,952
10/31/2024	$11,271	$10,926	$12,248
11/30/2024	$11,042	$10,534	$12,178
12/31/2024	$10,920	$10,519	$11,901
1/31/2025	$11,088	$10,707	$12,527
2/28/2025	$11,249	$10,759	$12,770
3/31/2025	$11,326	$10,827	$12,718
4/30/2025	$11,439	$10,969	$13,301
5/31/2025	$11,993	$11,437	$13,909
6/30/2025	$12,736	$12,125	$14,216
7/31/2025	$12,792	$12,361	$14,016
8/31/2025	$13,101	$12,520	$14,614
9/30/2025	$13,879	$13,416	$14,894
10/31/2025	$14,447	$13,976	$15,069
11/30/2025	$14,181	$13,642	$15,162
12/31/2025	$14,614	$14,050	$15,617
1/31/2026	$16,020	$15,294	$16,432
2/28/2026	$17,171	$16,134	$17,192
3/31/2026	$15,537	$14,027	$15,423
4/30/2026	$17,888	$16,090	$16,572
5/31/2026	$19,152	$17,649	$17,081
6/30/2026	$19,358	$17,400	$17,092
7/31/2026	$17,987	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class F3 at NAV	40.61%	14.30%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231079
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	EMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.90%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.59%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,785	$9,613	$10,480
2/28/2023	$9,097	$8,989	$10,261
3/31/2023	$9,363	$9,262	$10,516
4/30/2023	$9,247	$9,157	$10,813
5/31/2023	$9,090	$9,003	$10,355
6/30/2023	$9,465	$9,345	$10,826
7/31/2023	$9,839	$9,926	$11,177
8/31/2023	$9,260	$9,315	$10,748
9/30/2023	$8,995	$9,071	$10,381
10/31/2023	$8,716	$8,719	$9,960
11/30/2023	$9,465	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,609	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,931	$10,517	$12,075
7/31/2024	$10,945	$10,549	$12,430
8/31/2024	$11,028	$10,719	$12,834
9/30/2024	$11,478	$11,435	$12,952
10/31/2024	$11,243	$10,926	$12,248
11/30/2024	$11,021	$10,534	$12,178
12/31/2024	$10,898	$10,519	$11,901
1/31/2025	$11,060	$10,707	$12,527
2/28/2025	$11,221	$10,759	$12,770
3/31/2025	$11,298	$10,827	$12,718
4/30/2025	$11,410	$10,969	$13,301
5/31/2025	$11,972	$11,437	$13,909
6/30/2025	$12,708	$12,125	$14,216
7/31/2025	$12,764	$12,361	$14,016
8/31/2025	$13,073	$12,520	$14,614
9/30/2025	$13,851	$13,416	$14,894
10/31/2025	$14,412	$13,976	$15,069
11/30/2025	$14,153	$13,642	$15,162
12/31/2025	$14,579	$14,050	$15,617
1/31/2026	$15,985	$15,294	$16,432
2/28/2026	$17,135	$16,134	$17,192
3/31/2026	$15,502	$14,027	$15,423
4/30/2026	$17,845	$16,090	$16,572
5/31/2026	$19,102	$17,649	$17,081
6/30/2026	$19,315	$17,400	$17,092
7/31/2026	$17,945	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class I at NAV	40.59%	14.24%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000231074
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	EMWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$106	0.88%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.61%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430
8/31/2024	$11,049	$10,719	$12,834
9/30/2024	$11,506	$11,435	$12,952
10/31/2024	$11,271	$10,926	$12,248
11/30/2024	$11,042	$10,534	$12,178
12/31/2024	$10,920	$10,519	$11,901
1/31/2025	$11,088	$10,707	$12,527
2/28/2025	$11,249	$10,759	$12,770
3/31/2025	$11,326	$10,827	$12,718
4/30/2025	$11,439	$10,969	$13,301
5/31/2025	$11,993	$11,437	$13,909
6/30/2025	$12,736	$12,125	$14,216
7/31/2025	$12,792	$12,361	$14,016
8/31/2025	$13,101	$12,520	$14,614
9/30/2025	$13,879	$13,416	$14,894
10/31/2025	$14,447	$13,976	$15,069
11/30/2025	$14,181	$13,642	$15,162
12/31/2025	$14,614	$14,050	$15,617
1/31/2026	$16,020	$15,294	$16,432
2/28/2026	$17,171	$16,134	$17,192
3/31/2026	$15,537	$14,027	$15,423
4/30/2026	$17,888	$16,090	$16,572
5/31/2026	$19,152	$17,649	$17,081
6/30/2026	$19,358	$17,400	$17,092
7/31/2026	$17,987	$16,866	$17,427

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/10/22
Class R6 at NAV	40.61%	14.30%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,529,029
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000248998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Enhanced Municipal Yield Completion Fund
Trading Symbol	LAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 6.55%, reflecting performance at the net asset value (NAV), with all distributions reinvested, compared to the 5.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Positive factors for the municipal market included overall healthy demand for municipal bond funds and a strong fundamental backdrop. Negative factors included an above-average municipal bond supply that pressured the market at various times throughout the fiscal year and has created more dispersion across sectors within the municipal market.

Top contributors to performance: An overweight allocation to BBB-rated bonds contributed to relative performance. Security selection, particularly within the Tobacco sector, also contributed to relative performance.

Top detractors from performance: The Fund’s yield curve positioning, specifically an underweight allocation to longer-term bonds, detracted from relative performance. An overweight allocation to the Transportation sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Enhanced Municipal Yield Completion Fund	Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
4/15/2024	$10,000	$10,000	$10,000
4/30/2024	$9,967	$9,962	$9,982
5/31/2024	$10,012	$9,933	$10,151
6/30/2024	$10,179	$10,085	$10,248
7/31/2024	$10,278	$10,177	$10,487
8/31/2024	$10,396	$10,257	$10,638
9/30/2024	$10,494	$10,359	$10,780
10/31/2024	$10,409	$10,208	$10,513
11/30/2024	$10,526	$10,384	$10,624
12/31/2024	$10,440	$10,233	$10,450
1/31/2025	$10,528	$10,284	$10,505
2/28/2025	$10,658	$10,386	$10,737
3/31/2025	$10,510	$10,210	$10,741
4/30/2025	$10,404	$10,128	$10,783
5/31/2025	$10,434	$10,134	$10,706
6/30/2025	$10,537	$10,197	$10,870
7/31/2025	$10,505	$10,177	$10,842
8/31/2025	$10,588	$10,265	$10,971
9/30/2025	$10,820	$10,503	$11,091
10/31/2025	$10,926	$10,633	$11,160
11/30/2025	$10,978	$10,658	$11,230
12/31/2025	$11,020	$10,667	$11,213
1/31/2026	$11,138	$10,767	$11,225
2/28/2026	$11,277	$10,902	$11,409
3/31/2026	$11,059	$10,648	$11,208
4/30/2026	$11,177	$10,770	$11,220
5/31/2026	$11,251	$10,810	$11,255
6/30/2026	$11,348	$10,915	$11,282
7/31/2026	$11,192	$10,713	$11,135

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 4/15/24Footnote Reference†
Enhanced Municipal Yield Completion Fund	6.55%	5.03%
Bloomberg Municipal Bond Index	5.26%	3.05%
Bloomberg U.S. Aggregate Bond Index	2.71%	4.80%

Performance Inception Date	Apr. 15, 2024	[5]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 546,744,555
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$546,744,555
# of Portfolio Holdings	336
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  AAA2.24%
  AA+3.70%
  AA1.36%
  AA-0.72%
  A+0.65%
  A0.58%
  A-3.06%
  BBB+18.18%
  BBB14.31%
  BBB-11.68%
  BB+7.55%
  BB3.47%
  BB-0.88%
  B+1.76%
  B1.44%
  B-1.15%
  CCC+0.19%
  D0.00%Footnote Reference†
  NR27.08%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Amount is less than 0.01%

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000241944
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class A
Trading Symbol	LGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.06%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class A with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$10,056	$9,866
6/30/2023	$9,903	$10,116	$9,831
7/31/2023	$10,013	$10,176	$9,824
8/31/2023	$10,086	$10,230	$9,761
9/30/2023	$10,156	$10,282	$9,513
10/31/2023	$10,190	$10,331	$9,363
11/30/2023	$10,274	$10,387	$9,787
12/31/2023	$10,371	$10,447	$10,161
1/31/2024	$10,468	$10,513	$10,134
2/29/2024	$10,545	$10,576	$9,990
3/31/2024	$10,626	$10,636	$10,083
4/30/2024	$10,684	$10,692	$9,828
5/31/2024	$10,766	$10,753	$9,995
6/30/2024	$10,835	$10,803	$10,089
7/31/2024	$10,899	$10,859	$10,325
8/31/2024	$10,959	$10,907	$10,473
9/30/2024	$11,040	$10,962	$10,613
10/31/2024	$11,099	$11,018	$10,350
11/30/2024	$11,166	$11,067	$10,460
12/31/2024	$11,230	$11,118	$10,288
1/31/2025	$11,309	$11,167	$10,343
2/28/2025	$11,372	$11,215	$10,571
3/31/2025	$11,382	$11,256	$10,575
4/30/2025	$11,382	$11,271	$10,616
5/31/2025	$11,473	$11,334	$10,540
6/30/2025	$11,539	$11,389	$10,702
7/31/2025	$11,597	$11,449	$10,674
8/31/2025	$11,678	$11,499	$10,802
9/30/2025	$11,736	$11,549	$10,920
10/31/2025	$11,773	$11,597	$10,988
11/30/2025	$11,829	$11,642	$11,056
12/31/2025	$11,885	$11,687	$11,040
1/31/2026	$11,951	$11,740	$11,051
2/28/2026	$11,977	$11,779	$11,232
3/31/2026	$11,959	$11,802	$11,034
4/30/2026	$12,047	$11,852	$11,047
5/31/2026	$12,112	$11,901	$11,081
6/30/2026	$12,152	$11,944	$11,108
7/31/2026	$12,184	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class A at NAV	5.06%	7.03%
Class A with sales charge	2.66%	6.28%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241948
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class C
Trading Symbol	IGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.37%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 4.36%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class C with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$10,056	$9,866
6/30/2023	$10,118	$10,116	$9,831
7/31/2023	$10,223	$10,176	$9,824
8/31/2023	$10,290	$10,230	$9,761
9/30/2023	$10,355	$10,282	$9,513
10/31/2023	$10,383	$10,331	$9,363
11/30/2023	$10,462	$10,387	$9,787
12/31/2023	$10,554	$10,447	$10,161
1/31/2024	$10,655	$10,513	$10,134
2/29/2024	$10,716	$10,576	$9,990
3/31/2024	$10,791	$10,636	$10,083
4/30/2024	$10,843	$10,692	$9,828
5/31/2024	$10,919	$10,753	$9,995
6/30/2024	$10,982	$10,803	$10,089
7/31/2024	$11,039	$10,859	$10,325
8/31/2024	$11,093	$10,907	$10,473
9/30/2024	$11,167	$10,962	$10,613
10/31/2024	$11,221	$11,018	$10,350
11/30/2024	$11,283	$11,067	$10,460
12/31/2024	$11,342	$11,118	$10,288
1/31/2025	$11,416	$11,167	$10,343
2/28/2025	$11,474	$11,215	$10,571
3/31/2025	$11,479	$11,256	$10,575
4/30/2025	$11,471	$11,271	$10,616
5/31/2025	$11,555	$11,334	$10,540
6/30/2025	$11,614	$11,389	$10,702
7/31/2025	$11,665	$11,449	$10,674
8/31/2025	$11,739	$11,499	$10,802
9/30/2025	$11,790	$11,549	$10,920
10/31/2025	$11,830	$11,597	$10,988
11/30/2025	$11,867	$11,642	$11,056
12/31/2025	$11,915	$11,687	$11,040
1/31/2026	$11,974	$11,740	$11,051
2/28/2026	$11,993	$11,779	$11,232
3/31/2026	$11,967	$11,802	$11,034
4/30/2026	$12,048	$11,852	$11,047
5/31/2026	$12,105	$11,901	$11,081
6/30/2026	$12,138	$11,944	$11,108
7/31/2026	$12,174	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class C at NAV	4.36%	6.26%
Class C with sales charge	3.37%	6.26%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241947
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F
Trading Symbol	LGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.31%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,736	$10,513	$10,134
2/29/2024	$10,816	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,326	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,458	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,609	$11,167	$10,343
2/28/2025	$11,675	$11,215	$10,571
3/31/2025	$11,688	$11,256	$10,575
4/30/2025	$11,690	$11,271	$10,616
5/31/2025	$11,785	$11,334	$10,540
6/30/2025	$11,855	$11,389	$10,702
7/31/2025	$11,916	$11,449	$10,674
8/31/2025	$12,002	$11,499	$10,802
9/30/2025	$12,063	$11,549	$10,920
10/31/2025	$12,115	$11,597	$10,988
11/30/2025	$12,162	$11,642	$11,056
12/31/2025	$12,233	$11,687	$11,040
1/31/2026	$12,291	$11,740	$11,051
2/28/2026	$12,330	$11,779	$11,232
3/31/2026	$12,300	$11,802	$11,034
4/30/2026	$12,392	$11,852	$11,047
5/31/2026	$12,460	$11,901	$11,081
6/30/2026	$12,502	$11,944	$11,108
7/31/2026	$12,549	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class F at NAV	5.31%	7.26%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241946
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F3
Trading Symbol	IGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.37%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F3	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325
8/31/2024	$11,251	$10,907	$10,473
9/30/2024	$11,337	$10,962	$10,613
10/31/2024	$11,400	$11,018	$10,350
11/30/2024	$11,471	$11,067	$10,460
12/31/2024	$11,538	$11,118	$10,288
1/31/2025	$11,621	$11,167	$10,343
2/28/2025	$11,688	$11,215	$10,571
3/31/2025	$11,702	$11,256	$10,575
4/30/2025	$11,704	$11,271	$10,616
5/31/2025	$11,799	$11,334	$10,540
6/30/2025	$11,869	$11,389	$10,702
7/31/2025	$11,931	$11,449	$10,674
8/31/2025	$12,017	$11,499	$10,802
9/30/2025	$12,079	$11,549	$10,920
10/31/2025	$12,120	$11,597	$10,988
11/30/2025	$12,180	$11,642	$11,056
12/31/2025	$12,240	$11,687	$11,040
1/31/2026	$12,312	$11,740	$11,051
2/28/2026	$12,342	$11,779	$11,232
3/31/2026	$12,326	$11,802	$11,034
4/30/2026	$12,420	$11,852	$11,047
5/31/2026	$12,490	$11,901	$11,081
6/30/2026	$12,535	$11,944	$11,108
7/31/2026	$12,572	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class F3 at NAV	5.37%	7.32%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241945
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class I
Trading Symbol	LGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,326	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,459	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,609	$11,167	$10,343
2/28/2025	$11,675	$11,215	$10,571
3/31/2025	$11,688	$11,256	$10,575
4/30/2025	$11,690	$11,271	$10,616
5/31/2025	$11,785	$11,334	$10,540
6/30/2025	$11,855	$11,389	$10,702
7/31/2025	$11,916	$11,449	$10,674
8/31/2025	$12,002	$11,499	$10,802
9/30/2025	$12,063	$11,549	$10,920
10/31/2025	$12,115	$11,597	$10,988
11/30/2025	$12,162	$11,642	$11,056
12/31/2025	$12,222	$11,687	$11,040
1/31/2026	$12,293	$11,740	$11,051
2/28/2026	$12,321	$11,779	$11,232
3/31/2026	$12,305	$11,802	$11,034
4/30/2026	$12,397	$11,852	$11,047
5/31/2026	$12,466	$11,901	$11,081
6/30/2026	$12,510	$11,944	$11,108
7/31/2026	$12,557	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class I at NAV	5.38%	7.28%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241941
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R5
Trading Symbol	IGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.29%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R5	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,325	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,458	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,608	$11,167	$10,343
2/28/2025	$11,674	$11,215	$10,571
3/31/2025	$11,676	$11,256	$10,575
4/30/2025	$11,689	$11,271	$10,616
5/31/2025	$11,783	$11,334	$10,540
6/30/2025	$11,854	$11,389	$10,702
7/31/2025	$11,915	$11,449	$10,674
8/31/2025	$12,000	$11,499	$10,802
9/30/2025	$12,050	$11,549	$10,920
10/31/2025	$12,101	$11,597	$10,988
11/30/2025	$12,161	$11,642	$11,056
12/31/2025	$12,220	$11,687	$11,040
1/31/2026	$12,291	$11,740	$11,051
2/28/2026	$12,320	$11,779	$11,232
3/31/2026	$12,304	$11,802	$11,034
4/30/2026	$12,397	$11,852	$11,047
5/31/2026	$12,466	$11,901	$11,081
6/30/2026	$12,510	$11,944	$11,108
7/31/2026	$12,545	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class R5 at NAV	5.29%	7.25%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R6
Trading Symbol	LGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325
8/31/2024	$11,251	$10,907	$10,473
9/30/2024	$11,337	$10,962	$10,613
10/31/2024	$11,400	$11,018	$10,350
11/30/2024	$11,471	$11,067	$10,460
12/31/2024	$11,539	$11,118	$10,288
1/31/2025	$11,621	$11,167	$10,343
2/28/2025	$11,688	$11,215	$10,571
3/31/2025	$11,690	$11,256	$10,575
4/30/2025	$11,704	$11,271	$10,616
5/31/2025	$11,798	$11,334	$10,540
6/30/2025	$11,869	$11,389	$10,702
7/31/2025	$11,930	$11,449	$10,674
8/31/2025	$12,016	$11,499	$10,802
9/30/2025	$12,079	$11,549	$10,920
10/31/2025	$12,119	$11,597	$10,988
11/30/2025	$12,179	$11,642	$11,056
12/31/2025	$12,241	$11,687	$11,040
1/31/2026	$12,313	$11,740	$11,051
2/28/2026	$12,342	$11,779	$11,232
3/31/2026	$12,327	$11,802	$11,034
4/30/2026	$12,421	$11,852	$11,047
5/31/2026	$12,491	$11,901	$11,081
6/30/2026	$12,537	$11,944	$11,108
7/31/2026	$12,585	$11,986	$10,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 5/4/23
Class R6 at NAV	5.49%	7.35%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,995,204,689
Holdings Count | Holding	787
Advisory Fees Paid, Amount	$ 7,999,234
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000228428
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class A
Trading Symbol	LAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.53%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class A with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,981	$9,893
7/31/2021	$9,421	$9,830	$9,967
8/31/2021	$9,626	$10,052	$10,143
9/30/2021	$9,047	$9,620	$9,849
10/31/2021	$9,439	$9,918	$10,091
11/30/2021	$9,165	$9,560	$9,621
12/31/2021	$9,421	$9,847	$10,114
1/31/2022	$8,511	$9,053	$9,625
2/28/2022	$8,118	$8,801	$9,455
3/31/2022	$8,062	$8,787	$9,516
4/30/2022	$7,458	$8,133	$8,900
5/31/2022	$7,358	$8,063	$8,967
6/30/2022	$6,860	$7,406	$8,135
7/31/2022	$7,215	$7,814	$8,540
8/31/2022	$6,822	$7,509	$8,135
9/30/2022	$6,193	$6,712	$7,374
10/31/2022	$6,343	$6,844	$7,770
11/30/2022	$7,209	$7,695	$8,645
12/31/2022	$6,893	$7,577	$8,652
1/31/2023	$7,539	$8,218	$9,353
2/28/2023	$7,219	$7,867	$9,158
3/31/2023	$7,633	$8,228	$9,385
4/30/2023	$7,665	$8,312	$9,650
5/31/2023	$7,577	$8,081	$9,241
6/30/2023	$7,853	$8,388	$9,662
7/31/2023	$7,941	$8,650	$9,974
8/31/2023	$7,608	$8,209	$9,592
9/30/2023	$7,113	$7,775	$9,265
10/31/2023	$6,856	$7,473	$8,889
11/30/2023	$7,577	$8,246	$9,714
12/31/2023	$7,959	$8,641	$10,230
1/31/2024	$8,035	$8,574	$10,289
2/29/2024	$8,552	$8,902	$10,477
3/31/2024	$8,804	$9,151	$10,822
4/30/2024	$8,394	$8,898	$10,545
5/31/2024	$8,791	$9,133	$10,953
6/30/2024	$8,962	$9,218	$10,777
7/31/2024	$8,924	$9,315	$11,093
8/31/2024	$9,201	$9,611	$11,453
9/30/2024	$9,321	$9,855	$11,559
10/31/2024	$8,924	$9,354	$10,931
11/30/2024	$8,943	$9,277	$10,869
12/31/2024	$8,683	$9,078	$10,621
1/31/2025	$9,087	$9,465	$11,180
2/28/2025	$9,163	$9,472	$11,396
3/31/2025	$8,816	$9,257	$11,350
4/30/2025	$9,195	$9,634	$11,870
5/31/2025	$9,725	$10,120	$12,413
6/30/2025	$10,218	$10,521	$12,687
7/31/2025	$10,047	$10,394	$12,509
8/31/2025	$10,218	$10,687	$13,042
9/30/2025	$10,628	$11,122	$13,292
10/31/2025	$10,982	$11,390	$13,448
11/30/2025	$10,755	$11,186	$13,532
12/31/2025	$10,841	$11,407	$13,937
1/31/2026	$11,682	$12,037	$14,665
2/28/2026	$12,175	$12,515	$15,343
3/31/2026	$10,936	$10,995	$13,764
4/30/2026	$12,624	$12,221	$14,790
5/31/2026	$13,617	$12,903	$15,244
6/30/2026	$14,111	$12,868	$15,254
7/31/2026	$12,713	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class A at NAV	26.53%	6.18%	6.04%
Class A with sales charge	19.26%	4.93%	4.82%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228432
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class C
Trading Symbol	LCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.70%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 25.51%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class C with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,981	$9,893
7/31/2021	$9,987	$9,830	$9,967
8/31/2021	$10,198	$10,052	$10,143
9/30/2021	$9,577	$9,620	$9,849
10/31/2021	$9,987	$9,918	$10,091
11/30/2021	$9,689	$9,560	$9,621
12/31/2021	$9,954	$9,847	$10,114
1/31/2022	$8,982	$9,053	$9,625
2/28/2022	$8,566	$8,801	$9,455
3/31/2022	$8,500	$8,787	$9,516
4/30/2022	$7,859	$8,133	$8,900
5/31/2022	$7,746	$8,063	$8,967
6/30/2022	$7,224	$7,406	$8,135
7/31/2022	$7,594	$7,814	$8,540
8/31/2022	$7,171	$7,509	$8,135
9/30/2022	$6,504	$6,712	$7,374
10/31/2022	$6,662	$6,844	$7,770
11/30/2022	$7,561	$7,695	$8,645
12/31/2022	$7,231	$7,577	$8,652
1/31/2023	$7,898	$8,218	$9,353
2/28/2023	$7,561	$7,867	$9,158
3/31/2023	$7,991	$8,228	$9,385
4/30/2023	$8,024	$8,312	$9,650
5/31/2023	$7,918	$8,081	$9,241
6/30/2023	$8,209	$8,388	$9,662
7/31/2023	$8,288	$8,650	$9,974
8/31/2023	$7,938	$8,209	$9,592
9/30/2023	$7,416	$7,775	$9,265
10/31/2023	$7,145	$7,473	$8,889
11/30/2023	$7,898	$8,246	$9,714
12/31/2023	$8,282	$8,641	$10,230
1/31/2024	$8,361	$8,574	$10,289
2/29/2024	$8,890	$8,902	$10,477
3/31/2024	$9,147	$9,151	$10,822
4/30/2024	$8,718	$8,898	$10,545
5/31/2024	$9,121	$9,133	$10,953
6/30/2024	$9,293	$9,218	$10,777
7/31/2024	$9,247	$9,315	$11,093
8/31/2024	$9,531	$9,611	$11,453
9/30/2024	$9,650	$9,855	$11,559
10/31/2024	$9,233	$9,354	$10,931
11/30/2024	$9,247	$9,277	$10,869
12/31/2024	$8,976	$9,078	$10,621
1/31/2025	$9,385	$9,465	$11,180
2/28/2025	$9,458	$9,472	$11,396
3/31/2025	$9,095	$9,257	$11,350
4/30/2025	$9,478	$9,634	$11,870
5/31/2025	$10,020	$10,120	$12,413
6/30/2025	$10,522	$10,521	$12,687
7/31/2025	$10,337	$10,394	$12,509
8/31/2025	$10,502	$10,687	$13,042
9/30/2025	$10,919	$11,122	$13,292
10/31/2025	$11,276	$11,390	$13,448
11/30/2025	$11,038	$11,186	$13,532
12/31/2025	$11,110	$11,407	$13,937
1/31/2026	$11,970	$12,037	$14,665
2/28/2026	$12,465	$12,515	$15,343
3/31/2026	$11,190	$10,995	$13,764
4/30/2026	$12,915	$12,221	$14,790
5/31/2026	$13,926	$12,903	$15,244
6/30/2026	$14,415	$12,868	$15,254
7/31/2026	$12,974	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class C at NAV	25.51%	5.37%	5.24%
Class C with sales charge	24.51%	5.37%	5.24%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228431
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F
Trading Symbol	LAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.79%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,027	$8,218	$9,353
2/28/2023	$7,687	$7,867	$9,158
3/31/2023	$8,133	$8,228	$9,385
4/30/2023	$8,173	$8,312	$9,650
5/31/2023	$8,073	$8,081	$9,241
6/30/2023	$8,373	$8,388	$9,662
7/31/2023	$8,466	$8,650	$9,974
8/31/2023	$8,113	$8,209	$9,592
9/30/2023	$7,587	$7,775	$9,265
10/31/2023	$7,314	$7,473	$8,889
11/30/2023	$8,087	$8,246	$9,714
12/31/2023	$8,498	$8,641	$10,230
1/31/2024	$8,579	$8,574	$10,289
2/29/2024	$9,128	$8,902	$10,477
3/31/2024	$9,403	$9,151	$10,822
4/30/2024	$8,967	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093
8/31/2024	$9,839	$9,611	$11,453
9/30/2024	$9,966	$9,855	$11,559
10/31/2024	$9,544	$9,354	$10,931
11/30/2024	$9,571	$9,277	$10,869
12/31/2024	$9,296	$9,078	$10,621
1/31/2025	$9,726	$9,465	$11,180
2/28/2025	$9,807	$9,472	$11,396
3/31/2025	$9,444	$9,257	$11,350
4/30/2025	$9,847	$9,634	$11,870
5/31/2025	$10,419	$10,120	$12,413
6/30/2025	$10,950	$10,521	$12,687
7/31/2025	$10,769	$10,394	$12,509
8/31/2025	$10,950	$10,687	$13,042
9/30/2025	$11,394	$11,122	$13,292
10/31/2025	$11,778	$11,390	$13,448
11/30/2025	$11,536	$11,186	$13,532
12/31/2025	$11,629	$11,407	$13,937
1/31/2026	$12,533	$12,037	$14,665
2/28/2026	$13,066	$12,515	$15,343
3/31/2026	$11,737	$10,995	$13,764
4/30/2026	$13,552	$12,221	$14,790
5/31/2026	$14,625	$12,903	$15,244
6/30/2026	$15,157	$12,868	$15,254
7/31/2026	$13,653	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class F at NAV	26.79%	6.43%	6.29%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228430
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F3
Trading Symbol	LOAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,761	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,044	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,151	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,337	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,158	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,996	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,567	$9,315	$11,093
8/31/2024	$9,870	$9,611	$11,453
9/30/2024	$9,997	$9,855	$11,559
10/31/2024	$9,574	$9,354	$10,931
11/30/2024	$9,601	$9,277	$10,869
12/31/2024	$9,321	$9,078	$10,621
1/31/2025	$9,760	$9,465	$11,180
2/28/2025	$9,841	$9,472	$11,396
3/31/2025	$9,470	$9,257	$11,350
4/30/2025	$9,881	$9,634	$11,870
5/31/2025	$10,455	$10,120	$12,413
6/30/2025	$10,988	$10,521	$12,687
7/31/2025	$10,806	$10,394	$12,509
8/31/2025	$10,988	$10,687	$13,042
9/30/2025	$11,434	$11,122	$13,292
10/31/2025	$11,812	$11,390	$13,448
11/30/2025	$11,575	$11,186	$13,532
12/31/2025	$11,667	$11,407	$13,937
1/31/2026	$12,575	$12,037	$14,665
2/28/2026	$13,110	$12,515	$15,343
3/31/2026	$11,775	$10,995	$13,764
4/30/2026	$13,604	$12,221	$14,790
5/31/2026	$14,682	$12,903	$15,244
6/30/2026	$15,210	$12,868	$15,254
7/31/2026	$13,706	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class F3 at NAV	26.84%	6.51%	6.37%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228429
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class I
Trading Symbol	LIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.73%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,468	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,496	$8,641	$10,230
1/31/2024	$8,583	$8,574	$10,289
2/29/2024	$9,134	$8,902	$10,477
3/31/2024	$9,402	$9,151	$10,822
4/30/2024	$8,973	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093
8/31/2024	$9,839	$9,611	$11,453
9/30/2024	$9,967	$9,855	$11,559
10/31/2024	$9,550	$9,354	$10,931
11/30/2024	$9,570	$9,277	$10,869
12/31/2024	$9,297	$9,078	$10,621
1/31/2025	$9,729	$9,465	$11,180
2/28/2025	$9,810	$9,472	$11,396
3/31/2025	$9,446	$9,257	$11,350
4/30/2025	$9,850	$9,634	$11,870
5/31/2025	$10,424	$10,120	$12,413
6/30/2025	$10,950	$10,521	$12,687
7/31/2025	$10,775	$10,394	$12,509
8/31/2025	$10,950	$10,687	$13,042
9/30/2025	$11,395	$11,122	$13,292
10/31/2025	$11,780	$11,390	$13,448
11/30/2025	$11,537	$11,186	$13,532
12/31/2025	$11,629	$11,407	$13,937
1/31/2026	$12,537	$12,037	$14,665
2/28/2026	$13,065	$12,515	$15,343
3/31/2026	$11,738	$10,995	$13,764
4/30/2026	$13,560	$12,221	$14,790
5/31/2026	$14,630	$12,903	$15,244
6/30/2026	$15,158	$12,868	$15,254
7/31/2026	$13,654	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class I at NAV	26.73%	6.43%	6.30%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228427
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R3
Trading Symbol	LRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.15%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,590	$9,620	$9,849
10/31/2021	$10,000	$9,918	$10,091
11/30/2021	$9,709	$9,560	$9,621
12/31/2021	$9,980	$9,847	$10,114
1/31/2022	$9,015	$9,053	$9,625
2/28/2022	$8,599	$8,801	$9,455
3/31/2022	$8,533	$8,787	$9,516
4/30/2022	$7,892	$8,133	$8,900
5/31/2022	$7,786	$8,063	$8,967
6/30/2022	$7,257	$7,406	$8,135
7/31/2022	$7,634	$7,814	$8,540
8/31/2022	$7,211	$7,509	$8,135
9/30/2022	$6,550	$6,712	$7,374
10/31/2022	$6,702	$6,844	$7,770
11/30/2022	$7,614	$7,695	$8,645
12/31/2022	$7,283	$7,577	$8,652
1/31/2023	$7,966	$8,218	$9,353
2/28/2023	$7,621	$7,867	$9,158
3/31/2023	$8,066	$8,228	$9,385
4/30/2023	$8,099	$8,312	$9,650
5/31/2023	$8,000	$8,081	$9,241
6/30/2023	$8,291	$8,388	$9,662
7/31/2023	$8,378	$8,650	$9,974
8/31/2023	$8,026	$8,209	$9,592
9/30/2023	$7,502	$7,775	$9,265
10/31/2023	$7,230	$7,473	$8,889
11/30/2023	$7,993	$8,246	$9,714
12/31/2023	$8,393	$8,641	$10,230
1/31/2024	$8,466	$8,574	$10,289
2/29/2024	$9,011	$8,902	$10,477
3/31/2024	$9,277	$9,151	$10,822
4/30/2024	$8,845	$8,898	$10,545
5/31/2024	$9,257	$9,133	$10,953
6/30/2024	$9,437	$9,218	$10,777
7/31/2024	$9,390	$9,315	$11,093
8/31/2024	$9,683	$9,611	$11,453
9/30/2024	$9,809	$9,855	$11,559
10/31/2024	$9,390	$9,354	$10,931
11/30/2024	$9,410	$9,277	$10,869
12/31/2024	$9,131	$9,078	$10,621
1/31/2025	$9,556	$9,465	$11,180
2/28/2025	$9,630	$9,472	$11,396
3/31/2025	$9,264	$9,257	$11,350
4/30/2025	$9,663	$9,634	$11,870
5/31/2025	$10,221	$10,120	$12,413
6/30/2025	$10,734	$10,521	$12,687
7/31/2025	$10,554	$10,394	$12,509
8/31/2025	$10,727	$10,687	$13,042
9/30/2025	$11,153	$11,122	$13,292
10/31/2025	$11,525	$11,390	$13,448
11/30/2025	$11,286	$11,186	$13,532
12/31/2025	$11,365	$11,407	$13,937
1/31/2026	$12,250	$12,037	$14,665
2/28/2026	$12,762	$12,515	$15,343
3/31/2026	$11,465	$10,995	$13,764
4/30/2026	$13,234	$12,221	$14,790
5/31/2026	$14,272	$12,903	$15,244
6/30/2026	$14,784	$12,868	$15,254
7/31/2026	$13,314	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R3 at NAV	26.15%	5.91%	5.77%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228426
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R4
Trading Symbol	LASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.44%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R4	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,597	$9,620	$9,849
10/31/2021	$10,013	$9,918	$10,091
11/30/2021	$9,722	$9,560	$9,621
12/31/2021	$9,993	$9,847	$10,114
1/31/2022	$9,028	$9,053	$9,625
2/28/2022	$8,612	$8,801	$9,455
3/31/2022	$8,553	$8,787	$9,516
4/30/2022	$7,911	$8,133	$8,900
5/31/2022	$7,799	$8,063	$8,967
6/30/2022	$7,277	$7,406	$8,135
7/31/2022	$7,654	$7,814	$8,540
8/31/2022	$7,237	$7,509	$8,135
9/30/2022	$6,570	$6,712	$7,374
10/31/2022	$6,728	$6,844	$7,770
11/30/2022	$7,640	$7,695	$8,645
12/31/2022	$7,316	$7,577	$8,652
1/31/2023	$7,994	$8,218	$9,353
2/28/2023	$7,655	$7,867	$9,158
3/31/2023	$8,100	$8,228	$9,385
4/30/2023	$8,134	$8,312	$9,650
5/31/2023	$8,034	$8,081	$9,241
6/30/2023	$8,333	$8,388	$9,662
7/31/2023	$8,420	$8,650	$9,974
8/31/2023	$8,067	$8,209	$9,592
9/30/2023	$7,548	$7,775	$9,265
10/31/2023	$7,276	$7,473	$8,889
11/30/2023	$8,040	$8,246	$9,714
12/31/2023	$8,439	$8,641	$10,230
1/31/2024	$8,526	$8,574	$10,289
2/29/2024	$9,067	$8,902	$10,477
3/31/2024	$9,334	$9,151	$10,822
4/30/2024	$8,906	$8,898	$10,545
5/31/2024	$9,327	$9,133	$10,953
6/30/2024	$9,501	$9,218	$10,777
7/31/2024	$9,461	$9,315	$11,093
8/31/2024	$9,762	$9,611	$11,453
9/30/2024	$9,889	$9,855	$11,559
10/31/2024	$9,468	$9,354	$10,931
11/30/2024	$9,488	$9,277	$10,869
12/31/2024	$9,214	$9,078	$10,621
1/31/2025	$9,642	$9,465	$11,180
2/28/2025	$9,716	$9,472	$11,396
3/31/2025	$9,354	$9,257	$11,350
4/30/2025	$9,756	$9,634	$11,870
5/31/2025	$10,318	$10,120	$12,413
6/30/2025	$10,841	$10,521	$12,687
7/31/2025	$10,660	$10,394	$12,509
8/31/2025	$10,834	$10,687	$13,042
9/30/2025	$11,276	$11,122	$13,292
10/31/2025	$11,651	$11,390	$13,448
11/30/2025	$11,410	$11,186	$13,532
12/31/2025	$11,494	$11,407	$13,937
1/31/2026	$12,392	$12,037	$14,665
2/28/2026	$12,908	$12,515	$15,343
3/31/2026	$11,594	$10,995	$13,764
4/30/2026	$13,391	$12,221	$14,790
5/31/2026	$14,444	$12,903	$15,244
6/30/2026	$14,967	$12,868	$15,254
7/31/2026	$13,478	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R4 at NAV	26.44%	6.17%	6.03%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228425
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R5
Trading Symbol	LTAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R5	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,462	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,495	$8,641	$10,230
1/31/2024	$8,582	$8,574	$10,289
2/29/2024	$9,132	$8,902	$10,477
3/31/2024	$9,401	$9,151	$10,822
4/30/2024	$8,971	$8,898	$10,545
5/31/2024	$9,394	$9,133	$10,953
6/30/2024	$9,576	$9,218	$10,777
7/31/2024	$9,535	$9,315	$11,093
8/31/2024	$9,838	$9,611	$11,453
9/30/2024	$9,965	$9,855	$11,559
10/31/2024	$9,549	$9,354	$10,931
11/30/2024	$9,569	$9,277	$10,869
12/31/2024	$9,296	$9,078	$10,621
1/31/2025	$9,728	$9,465	$11,180
2/28/2025	$9,809	$9,472	$11,396
3/31/2025	$9,444	$9,257	$11,350
4/30/2025	$9,849	$9,634	$11,870
5/31/2025	$10,422	$10,120	$12,413
6/30/2025	$10,949	$10,521	$12,687
7/31/2025	$10,773	$10,394	$12,509
8/31/2025	$10,949	$10,687	$13,042
9/30/2025	$11,394	$11,122	$13,292
10/31/2025	$11,778	$11,390	$13,448
11/30/2025	$11,536	$11,186	$13,532
12/31/2025	$11,627	$11,407	$13,937
1/31/2026	$12,534	$12,037	$14,665
2/28/2026	$13,062	$12,515	$15,343
3/31/2026	$11,735	$10,995	$13,764
4/30/2026	$13,557	$12,221	$14,790
5/31/2026	$14,627	$12,903	$15,244
6/30/2026	$15,155	$12,868	$15,254
7/31/2026	$13,651	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R5 at NAV	26.72%	6.42%	6.29%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000228424
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R6
Trading Symbol	LAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.78%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,755	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,037	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,144	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,330	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,151	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,990	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,568	$9,315	$11,093
8/31/2024	$9,863	$9,611	$11,453
9/30/2024	$9,998	$9,855	$11,559
10/31/2024	$9,574	$9,354	$10,931
11/30/2024	$9,594	$9,277	$10,869
12/31/2024	$9,321	$9,078	$10,621
1/31/2025	$9,760	$9,465	$11,180
2/28/2025	$9,841	$9,472	$11,396
3/31/2025	$9,470	$9,257	$11,350
4/30/2025	$9,882	$9,634	$11,870
5/31/2025	$10,455	$10,120	$12,413
6/30/2025	$10,982	$10,521	$12,687
7/31/2025	$10,806	$10,394	$12,509
8/31/2025	$10,988	$10,687	$13,042
9/30/2025	$11,434	$11,122	$13,292
10/31/2025	$11,812	$11,390	$13,448
11/30/2025	$11,569	$11,186	$13,532
12/31/2025	$11,667	$11,407	$13,937
1/31/2026	$12,575	$12,037	$14,665
2/28/2026	$13,104	$12,515	$15,343
3/31/2026	$11,776	$10,995	$13,764
4/30/2026	$13,598	$12,221	$14,790
5/31/2026	$14,676	$12,903	$15,244
6/30/2026	$15,211	$12,868	$15,254
7/31/2026	$13,700	$12,516	$15,552

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R6 at NAV	26.78%	6.50%	6.37%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,621,278
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000218936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	LSYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.74%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class A with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,381	$10,047
6/30/2020	$10,163	$10,474	$10,110
7/31/2020	$10,515	$10,846	$10,261
8/31/2020	$10,627	$10,941	$10,178
9/30/2020	$10,571	$10,851	$10,172
10/31/2020	$10,636	$10,896	$10,127
11/30/2020	$10,972	$11,216	$10,226
12/31/2020	$11,138	$11,367	$10,240
1/31/2021	$11,216	$11,404	$10,167
2/28/2021	$11,305	$11,467	$10,020
3/31/2021	$11,354	$11,538	$9,895
4/30/2021	$11,443	$11,635	$9,973
5/31/2021	$11,501	$11,675	$10,006
6/30/2021	$11,583	$11,761	$10,076
7/31/2021	$11,589	$11,764	$10,189
8/31/2021	$11,626	$11,815	$10,169
9/30/2021	$11,665	$11,832	$10,081
10/31/2021	$11,703	$11,843	$10,079
11/30/2021	$11,592	$11,760	$10,108
12/31/2021	$11,754	$11,921	$10,083
1/31/2022	$11,599	$11,745	$9,865
2/28/2022	$11,529	$11,700	$9,755
3/31/2022	$11,507	$11,650	$9,484
4/30/2022	$11,272	$11,427	$9,124
5/31/2022	$11,261	$11,428	$9,183
6/30/2022	$10,623	$10,843	$9,039
7/31/2022	$11,121	$11,344	$9,260
8/31/2022	$10,989	$11,158	$8,998
9/30/2022	$10,675	$10,869	$8,610
10/31/2022	$10,928	$11,145	$8,498
11/30/2022	$11,117	$11,330	$8,811
12/31/2022	$11,077	$11,278	$8,771
1/31/2023	$11,402	$11,606	$9,041
2/28/2023	$11,298	$11,518	$8,807
3/31/2023	$11,371	$11,618	$9,031
4/30/2023	$11,468	$11,712	$9,085
5/31/2023	$11,411	$11,645	$8,986
6/30/2023	$11,595	$11,805	$8,954
7/31/2023	$11,733	$11,947	$8,948
8/31/2023	$11,786	$11,991	$8,891
9/30/2023	$11,753	$11,916	$8,665
10/31/2023	$11,662	$11,836	$8,528
11/30/2023	$12,065	$12,253	$8,914
12/31/2023	$12,407	$12,592	$9,256
1/31/2024	$12,468	$12,605	$9,230
2/29/2024	$12,540	$12,645	$9,100
3/31/2024	$12,678	$12,770	$9,184
4/30/2024	$12,624	$12,702	$8,952
5/31/2024	$12,751	$12,826	$9,104
6/30/2024	$12,865	$12,942	$9,190
7/31/2024	$13,071	$13,135	$9,405
8/31/2024	$13,227	$13,310	$9,540
9/30/2024	$13,395	$13,450	$9,667
10/31/2024	$13,400	$13,401	$9,428
11/30/2024	$13,540	$13,534	$9,527
12/31/2024	$13,542	$13,500	$9,371
1/31/2025	$13,686	$13,668	$9,421
2/28/2025	$13,772	$13,750	$9,628
3/31/2025	$13,574	$13,644	$9,632
4/30/2025	$13,388	$13,649	$9,670
5/31/2025	$13,719	$13,838	$9,601
6/30/2025	$13,991	$14,066	$9,748
7/31/2025	$14,067	$14,109	$9,723
8/31/2025	$14,260	$14,258	$9,839
9/30/2025	$14,378	$14,349	$9,946
10/31/2025	$14,397	$14,389	$10,008
11/30/2025	$14,476	$14,474	$10,071
12/31/2025	$14,550	$14,570	$10,056
1/31/2026	$14,673	$14,640	$10,066
2/28/2026	$14,677	$14,664	$10,231
3/31/2026	$14,474	$14,563	$10,051
4/30/2026	$14,796	$14,767	$10,062
5/31/2026	$14,891	$14,859	$10,094
6/30/2026	$14,937	$14,901	$10,118
7/31/2026	$14,874	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class A at NAV	5.74%	5.12%	6.94%
Class A with sales charge	3.31%	4.65%	6.56%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	LSYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.38%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 4.99%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class C with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,381	$10,047
6/30/2020	$10,382	$10,474	$10,110
7/31/2020	$10,734	$10,846	$10,261
8/31/2020	$10,842	$10,941	$10,178
9/30/2020	$10,777	$10,851	$10,172
10/31/2020	$10,845	$10,896	$10,127
11/30/2020	$11,169	$11,216	$10,226
12/31/2020	$11,331	$11,367	$10,240
1/31/2021	$11,403	$11,404	$10,167
2/28/2021	$11,487	$11,467	$10,020
3/31/2021	$11,529	$11,538	$9,895
4/30/2021	$11,611	$11,635	$9,973
5/31/2021	$11,663	$11,675	$10,006
6/30/2021	$11,739	$11,761	$10,076
7/31/2021	$11,737	$11,764	$10,189
8/31/2021	$11,768	$11,815	$10,169
9/30/2021	$11,800	$11,832	$10,081
10/31/2021	$11,831	$11,843	$10,079
11/30/2021	$11,712	$11,760	$10,108
12/31/2021	$11,869	$11,921	$10,083
1/31/2022	$11,705	$11,745	$9,865
2/28/2022	$11,629	$11,700	$9,755
3/31/2022	$11,599	$11,650	$9,484
4/30/2022	$11,356	$11,427	$9,124
5/31/2022	$11,338	$11,428	$9,183
6/30/2022	$10,690	$10,843	$9,039
7/31/2022	$11,184	$11,344	$9,260
8/31/2022	$11,045	$11,158	$8,998
9/30/2022	$10,723	$10,869	$8,610
10/31/2022	$10,971	$11,145	$8,498
11/30/2022	$11,155	$11,330	$8,811
12/31/2022	$11,109	$11,278	$8,771
1/31/2023	$11,417	$11,606	$9,041
2/28/2023	$11,307	$11,518	$8,807
3/31/2023	$11,386	$11,618	$9,031
4/30/2023	$11,476	$11,712	$9,085
5/31/2023	$11,413	$11,645	$8,986
6/30/2023	$11,590	$11,805	$8,954
7/31/2023	$11,722	$11,947	$8,948
8/31/2023	$11,757	$11,991	$8,891
9/30/2023	$11,730	$11,916	$8,665
10/31/2023	$11,632	$11,836	$8,528
11/30/2023	$12,027	$12,253	$8,914
12/31/2023	$12,348	$12,592	$9,256
1/31/2024	$12,401	$12,605	$9,230
2/29/2024	$12,478	$12,645	$9,100
3/31/2024	$12,595	$12,770	$9,184
4/30/2024	$12,547	$12,702	$8,952
5/31/2024	$12,665	$12,826	$9,104
6/30/2024	$12,771	$12,942	$9,190
7/31/2024	$12,968	$13,135	$9,405
8/31/2024	$13,115	$13,310	$9,540
9/30/2024	$13,273	$13,450	$9,667
10/31/2024	$13,269	$13,401	$9,428
11/30/2024	$13,400	$13,534	$9,527
12/31/2024	$13,394	$13,500	$9,371
1/31/2025	$13,528	$13,668	$9,421
2/28/2025	$13,605	$13,750	$9,628
3/31/2025	$13,401	$13,644	$9,632
4/30/2025	$13,209	$13,649	$9,670
5/31/2025	$13,513	$13,838	$9,601
6/30/2025	$13,787	$14,066	$9,748
7/31/2025	$13,854	$14,109	$9,723
8/31/2025	$14,034	$14,258	$9,839
9/30/2025	$14,142	$14,349	$9,946
10/31/2025	$14,151	$14,389	$10,008
11/30/2025	$14,221	$14,474	$10,071
12/31/2025	$14,285	$14,570	$10,056
1/31/2026	$14,398	$14,640	$10,066
2/28/2026	$14,393	$14,664	$10,231
3/31/2026	$14,185	$14,563	$10,051
4/30/2026	$14,493	$14,767	$10,062
5/31/2026	$14,577	$14,859	$10,094
6/30/2026	$14,614	$14,901	$10,118
7/31/2026	$14,544	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class C at NAV	4.99%	4.38%	6.18%
Class C with sales charge	4.01%	4.38%	6.18%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218939
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F
Trading Symbol	LSYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.87%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,407	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,875	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,924	$11,815	$10,169
9/30/2021	$11,966	$11,832	$10,081
10/31/2021	$11,996	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,905	$11,745	$9,865
2/28/2022	$11,836	$11,700	$9,755
3/31/2022	$11,815	$11,650	$9,484
4/30/2022	$11,575	$11,427	$9,124
5/31/2022	$11,555	$11,428	$9,183
6/30/2022	$10,913	$10,843	$9,039
7/31/2022	$11,426	$11,344	$9,260
8/31/2022	$11,281	$11,158	$8,998
9/30/2022	$10,960	$10,869	$8,610
10/31/2022	$11,233	$11,145	$8,498
11/30/2022	$11,418	$11,330	$8,811
12/31/2022	$11,390	$11,278	$8,771
1/31/2023	$11,715	$11,606	$9,041
2/28/2023	$11,610	$11,518	$8,807
3/31/2023	$11,699	$11,618	$9,031
4/30/2023	$11,799	$11,712	$9,085
5/31/2023	$11,731	$11,645	$8,986
6/30/2023	$11,934	$11,805	$8,954
7/31/2023	$12,066	$11,947	$8,948
8/31/2023	$12,123	$11,991	$8,891
9/30/2023	$12,091	$11,916	$8,665
10/31/2023	$11,999	$11,836	$8,528
11/30/2023	$12,428	$12,253	$8,914
12/31/2023	$12,770	$12,592	$9,256
1/31/2024	$12,835	$12,605	$9,230
2/29/2024	$12,911	$12,645	$9,100
3/31/2024	$13,055	$12,770	$9,184
4/30/2024	$13,001	$12,702	$8,952
5/31/2024	$13,134	$12,826	$9,104
6/30/2024	$13,254	$12,942	$9,190
7/31/2024	$13,469	$13,135	$9,405
8/31/2024	$13,646	$13,310	$9,540
9/30/2024	$13,807	$13,450	$9,667
10/31/2024	$13,815	$13,401	$9,428
11/30/2024	$13,976	$13,534	$9,527
12/31/2024	$13,966	$13,500	$9,371
1/31/2025	$14,117	$13,668	$9,421
2/28/2025	$14,222	$13,750	$9,628
3/31/2025	$14,005	$13,644	$9,632
4/30/2025	$13,815	$13,649	$9,670
5/31/2025	$14,160	$13,838	$9,601
6/30/2025	$14,443	$14,066	$9,748
7/31/2025	$14,524	$14,109	$9,723
8/31/2025	$14,725	$14,258	$9,839
9/30/2025	$14,850	$14,349	$9,946
10/31/2025	$14,871	$14,389	$10,008
11/30/2025	$14,971	$14,474	$10,071
12/31/2025	$15,049	$14,570	$10,056
1/31/2026	$15,178	$14,640	$10,066
2/28/2026	$15,166	$14,664	$10,231
3/31/2026	$14,958	$14,563	$10,051
4/30/2026	$15,308	$14,767	$10,062
5/31/2026	$15,407	$14,859	$10,094
6/30/2026	$15,441	$14,901	$10,118
7/31/2026	$15,377	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F at NAV	5.87%	5.29%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218938
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F3
Trading Symbol	LSYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class F3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,880	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,893	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,411	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,641	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,893	$11,764	$10,189
8/31/2021	$11,935	$11,815	$10,169
9/30/2021	$11,977	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,077	$11,921	$10,083
1/31/2022	$11,920	$11,745	$9,865
2/28/2022	$11,851	$11,700	$9,755
3/31/2022	$11,830	$11,650	$9,484
4/30/2022	$11,591	$11,427	$9,124
5/31/2022	$11,582	$11,428	$9,183
6/30/2022	$10,929	$10,843	$9,039
7/31/2022	$11,443	$11,344	$9,260
8/31/2022	$11,309	$11,158	$8,998
9/30/2022	$10,988	$10,869	$8,610
10/31/2022	$11,251	$11,145	$8,498
11/30/2022	$11,447	$11,330	$8,811
12/31/2022	$11,408	$11,278	$8,771
1/31/2023	$11,746	$11,606	$9,041
2/28/2023	$11,641	$11,518	$8,807
3/31/2023	$11,718	$11,618	$9,031
4/30/2023	$11,832	$11,712	$9,085
5/31/2023	$11,764	$11,645	$8,986
6/30/2023	$11,968	$11,805	$8,954
7/31/2023	$12,100	$11,947	$8,948
8/31/2023	$12,158	$11,991	$8,891
9/30/2023	$12,126	$11,916	$8,665
10/31/2023	$12,034	$11,836	$8,528
11/30/2023	$12,465	$12,253	$8,914
12/31/2023	$12,808	$12,592	$9,256
1/31/2024	$12,874	$12,605	$9,230
2/29/2024	$12,952	$12,645	$9,100
3/31/2024	$13,097	$12,770	$9,184
4/30/2024	$13,044	$12,702	$8,952
5/31/2024	$13,179	$12,826	$9,104
6/30/2024	$13,300	$12,942	$9,190
7/31/2024	$13,516	$13,135	$9,405
8/31/2024	$13,695	$13,310	$9,540
9/30/2024	$13,858	$13,450	$9,667
10/31/2024	$13,866	$13,401	$9,428
11/30/2024	$14,029	$13,534	$9,527
12/31/2024	$14,020	$13,500	$9,371
1/31/2025	$14,187	$13,668	$9,421
2/28/2025	$14,279	$13,750	$9,628
3/31/2025	$14,063	$13,644	$9,632
4/30/2025	$13,888	$13,649	$9,670
5/31/2025	$14,220	$13,838	$9,601
6/30/2025	$14,505	$14,066	$9,748
7/31/2025	$14,588	$14,109	$9,723
8/31/2025	$14,805	$14,258	$9,839
9/30/2025	$14,932	$14,349	$9,946
10/31/2025	$14,939	$14,389	$10,008
11/30/2025	$15,040	$14,474	$10,071
12/31/2025	$15,121	$14,570	$10,056
1/31/2026	$15,252	$14,640	$10,066
2/28/2026	$15,259	$14,664	$10,231
3/31/2026	$15,052	$14,563	$10,051
4/30/2026	$15,391	$14,767	$10,062
5/31/2026	$15,493	$14,859	$10,094
6/30/2026	$15,529	$14,901	$10,118
7/31/2026	$15,468	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F3 at NAV	6.04%	5.40%	7.23%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218937
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	LSYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.94%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,408	$11,367	$10,240
1/31/2021	$11,490	$11,404	$10,167
2/28/2021	$11,584	$11,467	$10,020
3/31/2021	$11,636	$11,538	$9,895
4/30/2021	$11,729	$11,635	$9,973
5/31/2021	$11,791	$11,675	$10,006
6/30/2021	$11,877	$11,761	$10,076
7/31/2021	$11,885	$11,764	$10,189
8/31/2021	$11,926	$11,815	$10,169
9/30/2021	$11,968	$11,832	$10,081
10/31/2021	$12,009	$11,843	$10,079
11/30/2021	$11,897	$11,760	$10,108
12/31/2021	$12,066	$11,921	$10,083
1/31/2022	$11,908	$11,745	$9,865
2/28/2022	$11,839	$11,700	$9,755
3/31/2022	$11,817	$11,650	$9,484
4/30/2022	$11,578	$11,427	$9,124
5/31/2022	$11,558	$11,428	$9,183
6/30/2022	$10,904	$10,843	$9,039
7/31/2022	$11,417	$11,344	$9,260
8/31/2022	$11,283	$11,158	$8,998
9/30/2022	$10,962	$10,869	$8,610
10/31/2022	$11,224	$11,145	$8,498
11/30/2022	$11,408	$11,330	$8,811
12/31/2022	$11,381	$11,278	$8,771
1/31/2023	$11,705	$11,606	$9,041
2/28/2023	$11,600	$11,518	$8,807
3/31/2023	$11,677	$11,618	$9,031
4/30/2023	$11,790	$11,712	$9,085
5/31/2023	$11,722	$11,645	$8,986
6/30/2023	$11,925	$11,805	$8,954
7/31/2023	$12,057	$11,947	$8,948
8/31/2023	$12,113	$11,991	$8,891
9/30/2023	$12,081	$11,916	$8,665
10/31/2023	$11,989	$11,836	$8,528
11/30/2023	$12,418	$12,253	$8,914
12/31/2023	$12,760	$12,592	$9,256
1/31/2024	$12,825	$12,605	$9,230
2/29/2024	$12,901	$12,645	$9,100
3/31/2024	$13,045	$12,770	$9,184
4/30/2024	$12,991	$12,702	$8,952
5/31/2024	$13,124	$12,826	$9,104
6/30/2024	$13,244	$12,942	$9,190
7/31/2024	$13,459	$13,135	$9,405
8/31/2024	$13,622	$13,310	$9,540
9/30/2024	$13,797	$13,450	$9,667
10/31/2024	$13,804	$13,401	$9,428
11/30/2024	$13,951	$13,534	$9,527
12/31/2024	$13,955	$13,500	$9,371
1/31/2025	$14,106	$13,668	$9,421
2/28/2025	$14,197	$13,750	$9,628
3/31/2025	$13,994	$13,644	$9,632
4/30/2025	$13,804	$13,649	$9,670
5/31/2025	$14,149	$13,838	$9,601
6/30/2025	$14,432	$14,066	$9,748
7/31/2025	$14,513	$14,109	$9,723
8/31/2025	$14,714	$14,258	$9,839
9/30/2025	$14,839	$14,349	$9,946
10/31/2025	$14,860	$14,389	$10,008
11/30/2025	$14,944	$14,474	$10,071
12/31/2025	$15,024	$14,570	$10,056
1/31/2026	$15,154	$14,640	$10,066
2/28/2026	$15,159	$14,664	$10,231
3/31/2026	$14,951	$14,563	$10,051
4/30/2026	$15,288	$14,767	$10,062
5/31/2026	$15,388	$14,859	$10,094
6/30/2026	$15,438	$14,901	$10,118
7/31/2026	$15,375	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class I at NAV	5.94%	5.28%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R3
Trading Symbol	LSYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.42%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,381	$10,047
6/30/2020	$10,391	$10,474	$10,110
7/31/2020	$10,748	$10,846	$10,261
8/31/2020	$10,859	$10,941	$10,178
9/30/2020	$10,799	$10,851	$10,172
10/31/2020	$10,862	$10,896	$10,127
11/30/2020	$11,201	$11,216	$10,226
12/31/2020	$11,368	$11,367	$10,240
1/31/2021	$11,445	$11,404	$10,167
2/28/2021	$11,534	$11,467	$10,020
3/31/2021	$11,581	$11,538	$9,895
4/30/2021	$11,668	$11,635	$9,973
5/31/2021	$11,725	$11,675	$10,006
6/30/2021	$11,805	$11,761	$10,076
7/31/2021	$11,809	$11,764	$10,189
8/31/2021	$11,844	$11,815	$10,169
9/30/2021	$11,881	$11,832	$10,081
10/31/2021	$11,917	$11,843	$10,079
11/30/2021	$11,801	$11,760	$10,108
12/31/2021	$11,963	$11,921	$10,083
1/31/2022	$11,802	$11,745	$9,865
2/28/2022	$11,729	$11,700	$9,755
3/31/2022	$11,703	$11,650	$9,484
4/30/2022	$11,462	$11,427	$9,124
5/31/2022	$11,448	$11,428	$9,183
6/30/2022	$10,797	$10,843	$9,039
7/31/2022	$11,300	$11,344	$9,260
8/31/2022	$11,163	$11,158	$8,998
9/30/2022	$10,841	$10,869	$8,610
10/31/2022	$11,095	$11,145	$8,498
11/30/2022	$11,285	$11,330	$8,811
12/31/2022	$11,241	$11,278	$8,771
1/31/2023	$11,568	$11,606	$9,041
2/28/2023	$11,460	$11,518	$8,807
3/31/2023	$11,532	$11,618	$9,031
4/30/2023	$11,639	$11,712	$9,085
5/31/2023	$11,566	$11,645	$8,986
6/30/2023	$11,762	$11,805	$8,954
7/31/2023	$11,887	$11,947	$8,948
8/31/2023	$11,938	$11,991	$8,891
9/30/2023	$11,901	$11,916	$8,665
10/31/2023	$11,806	$11,836	$8,528
11/30/2023	$12,210	$12,253	$8,914
12/31/2023	$12,554	$12,592	$9,256
1/31/2024	$12,613	$12,605	$9,230
2/29/2024	$12,683	$12,645	$9,100
3/31/2024	$12,806	$12,770	$9,184
4/30/2024	$12,761	$12,702	$8,952
5/31/2024	$12,886	$12,826	$9,104
6/30/2024	$12,998	$12,942	$9,190
7/31/2024	$13,203	$13,135	$9,405
8/31/2024	$13,358	$13,310	$9,540
9/30/2024	$13,524	$13,450	$9,667
10/31/2024	$13,512	$13,401	$9,428
11/30/2024	$13,664	$13,534	$9,527
12/31/2024	$13,663	$13,500	$9,371
1/31/2025	$13,804	$13,668	$9,421
2/28/2025	$13,888	$13,750	$9,628
3/31/2025	$13,684	$13,644	$9,632
4/30/2025	$13,494	$13,649	$9,670
5/31/2025	$13,810	$13,838	$9,601
6/30/2025	$14,095	$14,066	$9,748
7/31/2025	$14,168	$14,109	$9,723
8/31/2025	$14,358	$14,258	$9,839
9/30/2025	$14,474	$14,349	$9,946
10/31/2025	$14,488	$14,389	$10,008
11/30/2025	$14,565	$14,474	$10,071
12/31/2025	$14,636	$14,570	$10,056
1/31/2026	$14,756	$14,640	$10,066
2/28/2026	$14,756	$14,664	$10,231
3/31/2026	$14,548	$14,563	$10,051
4/30/2026	$14,869	$14,767	$10,062
5/31/2026	$14,960	$14,859	$10,094
6/30/2026	$15,003	$14,901	$10,118
7/31/2026	$14,936	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R3 at NAV	5.42%	4.81%	6.63%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R4
Trading Symbol	LSYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R4	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,381	$10,047
6/30/2020	$10,395	$10,474	$10,110
7/31/2020	$10,754	$10,846	$10,261
8/31/2020	$10,869	$10,941	$10,178
9/30/2020	$10,810	$10,851	$10,172
10/31/2020	$10,876	$10,896	$10,127
11/30/2020	$11,218	$11,216	$10,226
12/31/2020	$11,388	$11,367	$10,240
1/31/2021	$11,468	$11,404	$10,167
2/28/2021	$11,559	$11,467	$10,020
3/31/2021	$11,608	$11,538	$9,895
4/30/2021	$11,698	$11,635	$9,973
5/31/2021	$11,757	$11,675	$10,006
6/30/2021	$11,840	$11,761	$10,076
7/31/2021	$11,846	$11,764	$10,189
8/31/2021	$11,884	$11,815	$10,169
9/30/2021	$11,923	$11,832	$10,081
10/31/2021	$11,962	$11,843	$10,079
11/30/2021	$11,847	$11,760	$10,108
12/31/2021	$12,013	$11,921	$10,083
1/31/2022	$11,854	$11,745	$9,865
2/28/2022	$11,782	$11,700	$9,755
3/31/2022	$11,759	$11,650	$9,484
4/30/2022	$11,518	$11,427	$9,124
5/31/2022	$11,507	$11,428	$9,183
6/30/2022	$10,855	$10,843	$9,039
7/31/2022	$11,363	$11,344	$9,260
8/31/2022	$11,228	$11,158	$8,998
9/30/2022	$10,907	$10,869	$8,610
10/31/2022	$11,165	$11,145	$8,498
11/30/2022	$11,357	$11,330	$8,811
12/31/2022	$11,316	$11,278	$8,771
1/31/2023	$11,648	$11,606	$9,041
2/28/2023	$11,541	$11,518	$8,807
3/31/2023	$11,616	$11,618	$9,031
4/30/2023	$11,726	$11,712	$9,085
5/31/2023	$11,655	$11,645	$8,986
6/30/2023	$11,855	$11,805	$8,954
7/31/2023	$11,983	$11,947	$8,948
8/31/2023	$12,038	$11,991	$8,891
9/30/2023	$12,003	$11,916	$8,665
10/31/2023	$11,910	$11,836	$8,528
11/30/2023	$12,333	$12,253	$8,914
12/31/2023	$12,669	$12,592	$9,256
1/31/2024	$12,731	$12,605	$9,230
2/29/2024	$12,805	$12,645	$9,100
3/31/2024	$12,944	$12,770	$9,184
4/30/2024	$12,889	$12,702	$8,952
5/31/2024	$13,018	$12,826	$9,104
6/30/2024	$13,133	$12,942	$9,190
7/31/2024	$13,344	$13,135	$9,405
8/31/2024	$13,503	$13,310	$9,540
9/30/2024	$13,673	$13,450	$9,667
10/31/2024	$13,677	$13,401	$9,428
11/30/2024	$13,820	$13,534	$9,527
12/31/2024	$13,821	$13,500	$9,371
1/31/2025	$13,968	$13,668	$9,421
2/28/2025	$14,055	$13,750	$9,628
3/31/2025	$13,852	$13,644	$9,632
4/30/2025	$13,661	$13,649	$9,670
5/31/2025	$13,984	$13,838	$9,601
6/30/2025	$14,276	$14,066	$9,748
7/31/2025	$14,353	$14,109	$9,723
8/31/2025	$14,549	$14,258	$9,839
9/30/2025	$14,669	$14,349	$9,946
10/31/2025	$14,687	$14,389	$10,008
11/30/2025	$14,767	$14,474	$10,071
12/31/2025	$14,842	$14,570	$10,056
1/31/2026	$14,967	$14,640	$10,066
2/28/2026	$14,968	$14,664	$10,231
3/31/2026	$14,760	$14,563	$10,051
4/30/2026	$15,088	$14,767	$10,062
5/31/2026	$15,184	$14,859	$10,094
6/30/2026	$15,231	$14,901	$10,118
7/31/2026	$15,167	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R4 at NAV	5.67%	5.07%	6.89%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218933
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R5
Trading Symbol	LSYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.94%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R5	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,399	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,821	$10,851	$10,172
10/31/2020	$10,889	$10,896	$10,127
11/30/2020	$11,234	$11,216	$10,226
12/31/2020	$11,406	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,874	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,923	$11,815	$10,169
9/30/2021	$11,965	$11,832	$10,081
10/31/2021	$12,007	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,906	$11,745	$9,865
2/28/2022	$11,837	$11,700	$9,755
3/31/2022	$11,816	$11,650	$9,484
4/30/2022	$11,576	$11,427	$9,124
5/31/2022	$11,568	$11,428	$9,183
6/30/2022	$10,915	$10,843	$9,039
7/31/2022	$11,428	$11,344	$9,260
8/31/2022	$11,294	$11,158	$8,998
9/30/2022	$10,973	$10,869	$8,610
10/31/2022	$11,235	$11,145	$8,498
11/30/2022	$11,431	$11,330	$8,811
12/31/2022	$11,392	$11,278	$8,771
1/31/2023	$11,728	$11,606	$9,041
2/28/2023	$11,623	$11,518	$8,807
3/31/2023	$11,701	$11,618	$9,031
4/30/2023	$11,814	$11,712	$9,085
5/31/2023	$11,745	$11,645	$8,986
6/30/2023	$11,949	$11,805	$8,954
7/31/2023	$12,081	$11,947	$8,948
8/31/2023	$12,138	$11,991	$8,891
9/30/2023	$12,106	$11,916	$8,665
10/31/2023	$12,015	$11,836	$8,528
11/30/2023	$12,431	$12,253	$8,914
12/31/2023	$12,786	$12,592	$9,256
1/31/2024	$12,851	$12,605	$9,230
2/29/2024	$12,927	$12,645	$9,100
3/31/2024	$13,058	$12,770	$9,184
4/30/2024	$13,017	$12,702	$8,952
5/31/2024	$13,151	$12,826	$9,104
6/30/2024	$13,270	$12,942	$9,190
7/31/2024	$13,486	$13,135	$9,405
8/31/2024	$13,649	$13,310	$9,540
9/30/2024	$13,824	$13,450	$9,667
10/31/2024	$13,818	$13,401	$9,428
11/30/2024	$13,979	$13,534	$9,527
12/31/2024	$13,983	$13,500	$9,371
1/31/2025	$14,135	$13,668	$9,421
2/28/2025	$14,226	$13,750	$9,628
3/31/2025	$14,023	$13,644	$9,632
4/30/2025	$13,833	$13,649	$9,670
5/31/2025	$14,163	$13,838	$9,601
6/30/2025	$14,462	$14,066	$9,748
7/31/2025	$14,543	$14,109	$9,723
8/31/2025	$14,744	$14,258	$9,839
9/30/2025	$14,869	$14,349	$9,946
10/31/2025	$14,891	$14,389	$10,008
11/30/2025	$14,975	$14,474	$10,071
12/31/2025	$15,055	$14,570	$10,056
1/31/2026	$15,184	$14,640	$10,066
2/28/2026	$15,190	$14,664	$10,231
3/31/2026	$14,983	$14,563	$10,051
4/30/2026	$15,319	$14,767	$10,062
5/31/2026	$15,420	$14,859	$10,094
6/30/2026	$15,470	$14,901	$10,118
7/31/2026	$15,407	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R5 at NAV	5.94%	5.33%	7.16%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218932
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	LSYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.93%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,881	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,894	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,412	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,642	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,894	$11,764	$10,189
8/31/2021	$11,946	$11,815	$10,169
9/30/2021	$11,988	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,076	$11,921	$10,083
1/31/2022	$11,930	$11,745	$9,865
2/28/2022	$11,850	$11,700	$9,755
3/31/2022	$11,829	$11,650	$9,484
4/30/2022	$11,601	$11,427	$9,124
5/31/2022	$11,581	$11,428	$9,183
6/30/2022	$10,927	$10,843	$9,039
7/31/2022	$11,441	$11,344	$9,260
8/31/2022	$11,307	$11,158	$8,998
9/30/2022	$10,987	$10,869	$8,610
10/31/2022	$11,249	$11,145	$8,498
11/30/2022	$11,446	$11,330	$8,811
12/31/2022	$11,407	$11,278	$8,771
1/31/2023	$11,744	$11,606	$9,041
2/28/2023	$11,627	$11,518	$8,807
3/31/2023	$11,717	$11,618	$9,031
4/30/2023	$11,818	$11,712	$9,085
5/31/2023	$11,762	$11,645	$8,986
6/30/2023	$11,954	$11,805	$8,954
7/31/2023	$12,099	$11,947	$8,948
8/31/2023	$12,156	$11,991	$8,891
9/30/2023	$12,124	$11,916	$8,665
10/31/2023	$12,033	$11,836	$8,528
11/30/2023	$12,450	$12,253	$8,914
12/31/2023	$12,794	$12,592	$9,256
1/31/2024	$12,860	$12,605	$9,230
2/29/2024	$12,950	$12,645	$9,100
3/31/2024	$13,082	$12,770	$9,184
4/30/2024	$13,043	$12,702	$8,952
5/31/2024	$13,177	$12,826	$9,104
6/30/2024	$13,298	$12,942	$9,190
7/31/2024	$13,515	$13,135	$9,405
8/31/2024	$13,680	$13,310	$9,540
9/30/2024	$13,856	$13,450	$9,667
10/31/2024	$13,851	$13,401	$9,428
11/30/2024	$14,013	$13,534	$9,527
12/31/2024	$14,004	$13,500	$9,371
1/31/2025	$14,171	$13,668	$9,421
2/28/2025	$14,263	$13,750	$9,628
3/31/2025	$14,061	$13,644	$9,632
4/30/2025	$13,872	$13,649	$9,670
5/31/2025	$14,203	$13,838	$9,601
6/30/2025	$14,504	$14,066	$9,748
7/31/2025	$14,586	$14,109	$9,723
8/31/2025	$14,789	$14,258	$9,839
9/30/2025	$14,915	$14,349	$9,946
10/31/2025	$14,938	$14,389	$10,008
11/30/2025	$15,023	$14,474	$10,071
12/31/2025	$15,104	$14,570	$10,056
1/31/2026	$15,235	$14,640	$10,066
2/28/2026	$15,242	$14,664	$10,231
3/31/2026	$15,035	$14,563	$10,051
4/30/2026	$15,374	$14,767	$10,062
5/31/2026	$15,476	$14,859	$10,094
6/30/2026	$15,512	$14,901	$10,118
7/31/2026	$15,450	$14,893	$9,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R6 at NAV	5.93%	5.37%	7.21%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,701,227,755
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 30,195,663
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2026)
Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Material Fund Change Expenses [Text Block]

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388

[1]	Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	Performance since inception is measured from 4/15/24, the Fund's performance inception date. The Fund commenced operations on 4/9/2024.